Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000147001 | Unipol Gruppo SpA8212718
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147001 | Banca Monte dei Paschi di Siena SpA8212707
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147001 | JB Hi-Fi Ltd.8212337
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147001 | Power Finance Corp. Ltd.8212511
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147001 | KPIT Technologies Ltd.8212500
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147001 | Celestica Inc.8212384
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147001 | FinVolution Group8212698
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147001 | Credit Saison Co. Ltd.8212736
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147001 | Simplo Technology Co. Ltd.8212678
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147001 | Mitsubishi Motors Corp.8212215
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147001 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000147001 | China
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000147001 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147001 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000147001 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000147001 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000147001 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000147001 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000147001 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000147001 | India
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000147001 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000147001 | Japan
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000147002 | Unipol Gruppo SpA8212718
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147002 | Banca Monte dei Paschi di Siena SpA8212707
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147002 | JB Hi-Fi Ltd.8212337
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147002 | Power Finance Corp. Ltd.8212511
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147002 | KPIT Technologies Ltd.8212500
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147002 | Celestica Inc.8212384
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147002 | FinVolution Group8212698
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147002 | Credit Saison Co. Ltd.8212736
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147002 | Simplo Technology Co. Ltd.8212678
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147002 | Mitsubishi Motors Corp.8212215
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147002 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000147002 | China
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000147002 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147002 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000147002 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000147002 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000147002 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000147002 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000147002 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000147002 | India
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000147002 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000147002 | Japan
Holdings [Line Items]
Percent of Net Asset Value	26.20%